Interim Statement of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Maius Pharmaceutical Co. Ltd [Member]	Common Stock [Member]	Common Stock [Member] DT Cloud Acquisition Corporation [Member]	Additional Paid-in Capital [Member] Maius Pharmaceutical Co. Ltd [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] DT Cloud Acquisition Corporation [Member]	Subscription Receivables [Member] Maius Pharmaceutical Co. Ltd [Member]	Subscription Receivables [Member]	AOCI Attributable to Parent [Member] Maius Pharmaceutical Co. Ltd [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member] Maius Pharmaceutical Co. Ltd [Member]	Retained Earnings [Member]	Retained Earnings [Member] DT Cloud Acquisition Corporation [Member]	Maius Pharmaceutical Co. Ltd [Member]		Total	DT Cloud Acquisition Corporation [Member]
Balance at Sep. 30, 2022	$ 11,667			$ 6,099,664			$ (10,000)		$ (188,266)		$ (5,477,540)			$ 435,525
Balance, shares at Sep. 30, 2022	11,667
Foreign currency translation adjustment									23,243					23,243
Sale of units in initial public offering, net of offering costs	$ 1,236			3,013,967			(2,969,091)							46,112
Sale of units in initial public offering, net of offering costs, shares	1,236
Share-based compensation	$ 824			1,959,450			(824)							1,959,450
Share-based compensation, shares	824
Net income											(4,344,768)			(4,344,768)
Foreign currency translation adjustment														23,243
Balance at Sep. 30, 2023	$ 13,727			11,074,192			(2,969,955)		(165,023)		(9,822,308)			(1,869,367)
Balance, shares at Sep. 30, 2023	13,727
Balance at Dec. 31, 2022			$ 173			$ 24,827							$ (81,326)				$ (56,326)
Balance, shares at Dec. 31, 2022			1,725,000
Net income													(87,271)				(87,271)
Balance at Dec. 31, 2023			$ 173			24,827							(168,597)				(143,597)
Balance, shares at Dec. 31, 2023			1,725,000
Balance at Sep. 30, 2023	$ 13,727			11,074,192			(2,969,955)		(165,023)		(9,822,308)			(1,869,367)
Balance, shares at Sep. 30, 2023	13,727
Foreign currency translation adjustment									(23,449)					(23,449)
Share-based compensation
Net income											(367,192)			(367,192)
Issuance of share capital							30,781							30,781
Foreign currency translation adjustment														(23,449)
Balance at Mar. 31, 2024	$ 13,727		$ 206	11,074,192			(2,939,174)		(188,472)		(10,189,500)		(1,422,284)	(2,229,227)			(1,422,078)
Balance, shares at Mar. 31, 2024	13,727		2,063,000
Balance at Sep. 30, 2023	$ 13,727			11,074,192			(2,969,955)		(165,023)		(9,822,308)			(1,869,367)
Balance, shares at Sep. 30, 2023	13,727
Foreign currency translation adjustment									(55,230)					(55,230)
Sale of units in initial public offering, net of offering costs							30,776							30,776
Net income											(629,176)			(629,176)	[1]
Foreign currency translation adjustment														(55,230)
Balance at Sep. 30, 2024	$ 13,727			11,074,192			(2,939,179)		(220,253)		(10,451,484)			(2,522,997)
Balance, shares at Sep. 30, 2024	13,727
Balance at Dec. 31, 2023			$ 173			24,827							(168,597)				(143,597)
Balance, shares at Dec. 31, 2023			1,725,000
Sale of units in initial public offering, net of offering costs			$ 690			66,023,204											66,023,894
Sale of units in initial public offering, net of offering costs, shares			6,900,000
Net income													43,875				43,875
Sale of units to the founder in private placement			$ 23			2,344,977											2,345,000
Sale of units to the founder in private placement, shares			234,500
Issuance of representative shares			$ 10			(10)
Issuance of representative shares, shares			103,500
Initial classification of ordinary shares subject to possible redemption			$ (690)			(68,013,596)											(68,014,286)
Initial classification of ordinary shares subject to possible redemption, shares			(6,900,000)
Allocation of offering costs to ordinary shares subject to possible redemption						2,933,590											2,933,590
Accretion of carrying value to redemption value						(3,312,992)							(951,312)				(4,264,304)
Subsequent remeasurement of ordinary shares subject to redemption													(346,250)				(346,250)
Balance at Mar. 31, 2024	$ 13,727		$ 206	11,074,192			(2,939,174)		(188,472)		(10,189,500)		(1,422,284)	(2,229,227)			(1,422,078)
Balance, shares at Mar. 31, 2024	13,727		2,063,000
Balance at Dec. 31, 2023			$ 173			24,827							(168,597)				(143,597)
Balance, shares at Dec. 31, 2023			1,725,000
Net income																	872,741
Extension funds attributable to common stock subject to redemption
Remeasurement of ordinary shares subject to possible redemption																	(1,253,578)
Balance at Jun. 30, 2024			$ 206										(1,500,746)				(1,500,540)
Balance, shares at Jun. 30, 2024			2,063,000
Balance at Dec. 31, 2023			$ 173			24,827							(168,597)				(143,597)
Balance, shares at Dec. 31, 2023			1,725,000
Sale of units in initial public offering, net of offering costs			$ 690			66,023,204											66,023,894
Sale of units in initial public offering, net of offering costs, shares			6,900,000
Net income													2,265,806				2,265,806
Sale of units to the founder in private placement			$ 23			2,344,977											2,345,000
Sale of units to the founder in private placement, shares			234,500
Issuance of representative shares			$ 10			(10)
Issuance of representative shares, shares			103,500
Initial classification of ordinary shares subject to possible redemption			$ (690)			(68,013,596)											(68,014,286)
Initial classification of ordinary shares subject to possible redemption, shares			(6,900,000)
Allocation of offering costs to ordinary shares subject to possible redemption						2,933,590											2,933,590
Accretion of carrying value to redemption value						(3,312,992)							(951,312)				(4,264,304)
Subsequent remeasurement of ordinary shares subject to redemption													(3,000,071)				(3,000,071)
Balance at Dec. 31, 2024			$ 206										(1,854,174)				(1,853,968)
Balance, shares at Dec. 31, 2024			2,063,000
Balance at Mar. 31, 2024	$ 13,727		$ 206	11,074,192			(2,939,174)		(188,472)		(10,189,500)		(1,422,284)	(2,229,227)			(1,422,078)
Balance, shares at Mar. 31, 2024	13,727		2,063,000
Net income													828,866				828,866
Subsequent remeasurement of ordinary shares subject to redemption													(907,328)				(907,328)
Balance at Jun. 30, 2024			$ 206										(1,500,746)				(1,500,540)
Balance, shares at Jun. 30, 2024			2,063,000
Balance at Sep. 30, 2024	$ 13,727			11,074,192			(2,939,179)		(220,253)		(10,451,484)			(2,522,997)
Balance, shares at Sep. 30, 2024	13,727
Foreign currency translation adjustment									63,708					63,708
Net income											(780,080)			(780,080)
Issuance of share capital	$ 892			2,086,210										2,087,102
Issuance of share capital, shares	892
Foreign currency translation adjustment														(63,708)
Balance at Mar. 31, 2025	$ 14,619		$ 206	13,160,402			(2,939,179)		(156,545)		(11,231,564)		(2,500,384)	(1,152,267)			(2,500,178)
Balance, shares at Mar. 31, 2025	14,619		2,063,000
Balance at Oct. 03, 2024
Balance, shares at Oct. 03, 2024
Sale of units in initial public offering, net of offering costs		$ 0			(0)
Sale of units in initial public offering, net of offering costs, shares		1
Net income												(5,984)				(5,984)
Foreign currency translation adjustment
Balance at Nov. 30, 2024		$ 0			(0)							(5,984)				(5,984)
Balance, shares at Nov. 30, 2024		1
Share-based compensation
Net income												(28,545)				(28,545)
Issuance of share capital
Foreign currency translation adjustment										1						1
Balance at May. 31, 2025		$ 0			$ (0)					$ 1		$ (34,529)				$ (34,528)
Balance, shares at May. 31, 2025		1
Balance at Dec. 31, 2024			$ 206										(1,854,174)				(1,853,968)
Balance, shares at Dec. 31, 2024			2,063,000
Net income													452,085				452,085
Extension funds attributable to common stock subject to redemption													(357,949)				(357,949)
Remeasurement of ordinary shares subject to possible redemption													(740,346)				(740,346)
Balance at Mar. 31, 2025	$ 14,619		$ 206	13,160,402			(2,939,179)		(156,545)		(11,231,564)		(2,500,384)	(1,152,267)			(2,500,178)
Balance, shares at Mar. 31, 2025	14,619		2,063,000
Balance at Dec. 31, 2024			$ 206										(1,854,174)				(1,853,968)
Balance, shares at Dec. 31, 2024			2,063,000
Net income																	686,742
Extension funds attributable to common stock subject to redemption																	(559,091)
Remeasurement of ordinary shares subject to possible redemption																	(1,244,127)
Balance at Jun. 30, 2025			$ 206										(2,970,650)				(2,970,444)
Balance, shares at Jun. 30, 2025			2,063,000
Balance at Mar. 31, 2025	$ 14,619		$ 206	$ 13,160,402			$ (2,939,179)		$ (156,545)		$ (11,231,564)		(2,500,384)	$ (1,152,267)			(2,500,178)
Balance, shares at Mar. 31, 2025	14,619		2,063,000
Net income													234,657				234,657
Extension funds attributable to common stock subject to redemption													(201,142)				(201,142)
Remeasurement of ordinary shares subject to possible redemption													(503,781)				(503,781)
Balance at Jun. 30, 2025			$ 206										$ (2,970,650)				$ (2,970,444)
Balance, shares at Jun. 30, 2025			2,063,000

[1]	There are no effects on total revenue and total net income.